Property And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2014
Property And Equipment, Net [Abstract]
Summary Of The Components Of Property And Equipment

	2014	2013
	(In thousands)
ATM equipment and related costs	$512,001	$538,364
Technology assets	71,399	53,271
Office furniture, fixtures, and other	89,696	40,564
Total	673,096	632,199
Less accumulated depreciation	(337,301)	(361,233)
Net property and equipment	$335,795	$270,966